Share-based compensation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	€ 26.2	€ 31.4	€ 13.8
Ending balance, Reserve of share-based payments	16.9	26.2	31.4
Beginning balance, Reserve of share-based payments	26.2
Increase (decrease) through share-based payment transactions, equity	8.4	8.8	24.1
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0	0.0
Reclassification of awards for settlement of tax liabilities	(5.1)	(3.1)	(7.1)
Ending balance, Reserve of share-based payments	16.9	26.2
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	0.6	0.6	0.6
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	7.8	8.2	23.5
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(12.6)	(9.9)	(0.3)
Reclassification of awards for settlement of tax liabilities	€ (5.1)	€ (4.1)	€ (6.2)